Subsequent Events (Details) - USD ($)											3 Months Ended			12 Months Ended
	May 06, 2026	Feb. 28, 2026	Feb. 26, 2026	Feb. 19, 2026	Feb. 18, 2026	Feb. 15, 2026	Feb. 11, 2026	Oct. 28, 2024	Nov. 17, 2023	May 23, 2023	Mar. 31, 2026	Mar. 17, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2026	Jan. 31, 2026	Jul. 14, 2025	Jun. 30, 2024	Jun. 05, 2024
Subsequent Events [Line Items]
Principal amount										$ 1,500,000
Issuance of debt discount											$ 189,417		$ 283,755	$ 1,136,412	$ 1,291,814
Number of shares issued (in Shares)										5,000	100,000			100,000
Price per share (in Shares)											318,628								551,474
Percentage of outstanding membership interest									70.00%
Cash purchase price									$ 3,000,000
Purchase price					$ 9,000,000				$ 7,000,000
Aggregate proceeds of cash exercise of outstanding											$ 3,154,455							$ 354,297
Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)											6,032,353			504,300
Warrant [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)																				80,000
Series A-2 warrants [Member]
Subsequent Events [Line Items]
Price per share (in Shares)		6,372,550
Pre-funded warrants [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)		5,882,353
Gross proceeds		$ 3,249,412
Aggregated purchase price		$ 6,372,550
Amendment to Unsecured Bridge Note [Member]
Subsequent Events [Line Items]
Principal amount						$ 375,000
Common Stock [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)								206,033							145,153
Price per share (in Shares)			0.51								505,000
Common Stock [Member] | Series A-1 warrants [Member]
Subsequent Events [Line Items]
Price per share (in Shares)		318,628
Subsequent Event [Member]
Subsequent Events [Line Items]
Fair market values												$ 522,800
Principal amount				$ 233,910
Issuance of debt discount				26,910			$ 26,910
Gross proceeds				$ 207,000			207,000
Percentage of membership interest					100.00%
Aggregated purchase price					$ 9
Subsequent Event [Member] | Wenzhao Lu [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)	2,074,689
Subsequent Event [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)																	354,257
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)		1,268,672
Subsequent Event [Member] | Pre-funded warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)																1,649,353
Aggregate proceeds of cash exercise of outstanding																$ 165
Subsequent Event [Member] | Debt Conversion [Member]
Subsequent Events [Line Items]
Converted principal amount												545,949
Unpaid interest												$ 5,525
Aggregate convertible shares (in Shares)												551,474
Per share price (in Dollars per share)												$ 1
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Principal amount							$ 233,910
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Aggregate common stock (in Shares)			5,882,353
Subsequent Event [Member] | Common Stock [Member] | Pre Funded Warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)			0.5099
Subsequent Event [Member] | Common Stock [Member] | Series A-1 warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)			6,372,550
Subsequent Event [Member] | Common Stock [Member] | Series A-2 warrants [Member]
Subsequent Events [Line Items]
Warrants Outstanding, Number Outstanding (in Shares)			6,372,550
Subsequent Event [Member] | Service [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)												505,000
Mr. Lu [Member]
Subsequent Events [Line Items]
Percentage of outstanding membership interest									30.00%
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Mortgage financing					3,100,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Mortgage financing					$ 5,900,000
Private Placement [Member]
Subsequent Events [Line Items]
Price per share (in Shares)		490,197
Private Placement [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Shares)		490,197
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares)			490,197
Series D Preferred Stock [Member] | Subsequent Event [Member] | Wenzhao Lu [Member]
Subsequent Events [Line Items]
Number of shares cancelled (in Shares)	5,000